Cash Dividends paid to the Parent Company - Summary of Cash Dividends Received from Consolidated Subsidiaries and Associates (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of dividends [Line Items]
Cash dividends received	₩ 12,416	₩ 19,161	₩ 16,102
Subsidiaries [member]
Disclosure of dividends [Line Items]
Cash dividends received		15,693
Associates [member]
Disclosure of dividends [Line Items]
Cash dividends received	89,063	79,132	46,390
Parent [member]
Disclosure of dividends [Line Items]
Cash dividends received	₩ 89,063	₩ 94,825	₩ 46,390